Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000803747
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A